FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  September 30, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Mount Kellett Capital Management LP
                       ---------------------------------------------

                       Address:  623 Fifth Avenue, 18th Floor
                                 New York, New York  10022
                       --------------------------------------


                        Form 13F File Number: 028-13817
                        -------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Fiorello

Title:    Authorized Signatory

Phone:    212-588-6100


Signature, Place, and Date of Signing

/s/ Jonathan Fiorello             New York, NY                November 14, 2012
----------------------           --------------              -------------------
[Signature]                      [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                   ---

Form 13F Information Table Entry Total:            20
                                                  ----

Form 13F Information Table Value Total:       $1,095,543 (thousands)
                                              ----------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Mount Kellett Capital Management LP
                                    FORM 13F
                               September 30, 2012


                             TITLE OF                 VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER         VOTING AUTH
NAME OF ISSUER                 CLASS       CUSIP     (x1000)    PRN AMT     PRN  CALL  DSCRETN   MNGRS   SOLE      SHRD   NONE
BANK OF AMERICA CORPORATION    *W EXP
                               01/16/201    060505146    $9,867   2,795,291  SH         Sole             2,795,291
CLEARWIRE CORP NEW             CL A         18538Q105   $62,953  46,631,512  SH         Sole            46,631,512
ENERGY XXI (BERMUDA) LTD       USD UNRS
                               SHS          G10082140  $207,014   5,923,158  SH         Sole             5,923,158
FIRST REP BK SAN FRANCISCO C   COM          33616C100  $143,067   4,151,679  SH         Sole             4,151,679
GENERAL MTRS CO                COM          37045V100   $50,838   2,234,635  SH         Sole             2,234,635
GENERAL MTRS CO                *W EXP
                               07/10/201    37045V118   $24,107   1,749,400  SH         Sole             1,749,400
GENERAL MTRS CO                *W EXP
                               07/10/201    37045V126   $14,450   1,749,400  SH         Sole             1,749,400
HUNTSMAN CORP                  COM          447011107   $92,043   6,165,000  SH         Sole             6,165,000
LYONDELLBASELL INDUSTRIES N    SHS - A -    N53745100  $177,997   3,445,546  SH         Sole             3,445,546
MELCO CROWN ENTMT LTD          ADR          585464100    $9,800     727,000  SH         Sole               727,000
MUELLER WTR PRODS INC          COM SER A    624758108   $40,186   8,201,207  SH         Sole             8,201,207
NETEASE INC.                   SPONSORED
                               ADR          64110W102    $8,379     149,250  SH         Sole               149,250
RITE AID CORP                  COM          767754104   $40,508  34,622,636  SH         Sole            34,622,636
SANDRIDGE ENERGY INC           COM          80007P307  $154,907  22,224,807  SH         Sole            22,224,807
SINA CORP                      ORD          G81477104    $1,355      20,948  SH         Sole                20,948
STERLITE INDS INDIA LTD        ADS          859737207    $9,428   1,242,100  SH         Sole             1,242,100
SUNTECH PWR HLDGS CO LTD       NOTE
                               3.000% 3/1   86800CAE4   $32,509  65,674,000  PRN        Sole                     0    0   65,674,000
SUNTECH PWR HLDGS CO LTD       ADR          86800C104      $723     840,800  SH         Sole               840,800
TRINA SOLAR LIMITED            SPON ADR     89628E104   $14,349   3,133,037  SH         Sole             3,133,037
TURQUOISE HILL RES LTD         COM          900435108    $1,063     125,400  SH         Sole               125,400




--------------------------------------------------------------------------------